Annual Total Returns [BarChart] - Great-West Real Estate Index Fund - Investor	Apr. 30, 2021
Bar Chart Table:
Annual Return 2013	0.58%
Annual Return 2014	30.86%
Annual Return 2015	3.68%
Annual Return 2016	5.82%
Annual Return 2017	3.10%
Annual Return 2018	(4.86%)
Annual Return 2019	22.40%
Annual Return 2020	(11.59%)